Consolidated Financial Information of Parent (Consoidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 337,560	$ 404,472	$ 163,124	$ 82,105
Investment in unconsolidated subsidiary	4,002	8,179
Other assets, net	31,608	39,650
Total assets	4,224,670	3,672,359
Liabilities
Payable to related parties	2,772	3,756
Unsecured borrowings, net	689,452	291,567
Deferred tax liability, net	16,289	7,746
Total liabilities	3,465,796	2,923,536
Shareholders' equity	758,874	748,823	532,002	443,033
Total liabilities and shareholders' equity	4,224,670	3,672,359
Parent Company [Member]
Assets
Cash and cash equivalents	218,538	277,267	82,124	59,821
Receivable From Subsidiaries		309
Notes receivable from subsidiaries	591,025	56,132
Investments in subsidiaries	799,009	742,668
Investment in unconsolidated subsidiary	4,002	8,179
Other assets, net	4,097	1,524
Total assets	1,616,671	1,086,079
Liabilities
Payable to related parties	917	24,051
Payable to subsidiaries	140,583
Unsecured borrowings, net	689,452	291,567
Deferred tax liability, net	15,951	17,955
Accrued and other liabilities	10,894	3,683
Total liabilities	857,797	337,256
Shareholders' equity	758,874	748,823
Total liabilities and shareholders' equity	$ 1,616,671	$ 1,086,079